Filed under Rules 497(k) and 497(e)

Registration No. 333-11283

SunAmerica Series, Inc.

AIG Select Dividend Growth Fund

(the “Fund”)

Supplement dated November 19, 2018, to the Summary Prospectus, Prospectus

and Statement of Additional Information

each dated February 28, 2018, as supplemented and amended to date

Effective November 19, 2018, SunAmerica Asset Management, LLC has agreed to modify the expense caps on total expenses to reduce the net expenses paid by shareholders of the Fund. Accordingly, the following changes to the Summary Prospectus, Prospectus and Statement of Additional Information are effective as of November 19, 2018:

The table in the section of the Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund” and the table in the subsection of the Fund’s Prospectus entitled “Fund Highlights: AIG Select Dividend Growth Fund – Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

	Class A	Class C	Class W
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(1)	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.35%	1.00%	None
Other Expenses	0.53%	1.54%	2.95%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement	1.63%	3.29%	3.70%
Fee Waiver and/or Expense Reimbursement(2)(3)	0.50%	1.51%	2.77%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)	1.13%	1.78%	0.93%

(1)

Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 8-10 of the Prospectus for more information about the CDSCs.

(2)

Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.13%, 1.78% and 0.93% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the directors of the Board of Directors who are not “interested persons” of SunAmerica Series, Inc. as defined in the Investment Company Act of 1940, as amended.

(3)

Any waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.

The subsection of the Fund’s Summary Prospectus entitled “Fees and Expenses of the Fund – Example” and the subsection of the Fund’s Prospectus entitled “Fund Highlights: AIG Select Dividend Growth Fund – Example” are deleted in their entirety and replaced with the following:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

	1 Year	3 Years	5 Years	10 Years
AIG Select Dividend Growth Fund
Class A	$684	$913	$1,161	$1,871
Class C	281	560	964	2,095
Class W	95	296	515	1,143

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
AIG Select Dividend Growth Fund
Class A	$684	$913	$1,161	$1,871
Class C	181	560	964	2,095
Class W	95	296	515	1,143

The fourth paragraph of the subsection of the Fund’s Prospectus entitled “Fund Management – Adviser” is deleted in its entirety and replaced with the following:

Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and/or reimburse expenses to the extent noted in the footnotes of the Fees and Expenses Table for the Fund. Any waivers and/or reimbursements with respect to the Fund are subject to recoupment within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any. The Expense Limitation Agreement will continue in effect indefinitely, unless terminated by the Board of Directors, including a majority of the directors of the Board who are not “interested persons” of SunAmerica Series, Inc. as defined in the Investment Company Act of 1940, as amended. The potential recoupment is accounted for as a possible contingent liability that is not recordable on the balance sheet of the Fund until collection is probable, but appears as a footnote disclosure to the Fund’s financial statements. At such time as it appears probable that the Fund is able to effect such recoupment and that SunAmerica intends to seek such recoupment, the amount of the recoupment will be accrued as an expense of the Fund for that current period.

The seventh paragraph of the subsection of the Fund’s Statement of Additional Information entitled “Adviser, Personal Securities Trading, Distributor and Administrator – The Adviser,” solely as it pertains to the Fund, is deleted in its entirety and replaced with the following:

Pursuant to an Expense Limitation Agreement, SunAmerica is contractually obligated to waive its fees and reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed the following amounts:

Total Annual Fund Operating Expenses (as a percentage of average daily net assets)
Portfolio	Class A	Class C	Class W
Select Dividend Growth Fund	1.13%	1.78%	0.93%

The eighth paragraph of the subsection of the Fund’s Statement of Additional Information entitled “Adviser, Personal Securities Trading, Distributor and Administrator – The Adviser” is deleted in its entirety and replaced with the following:

These fee waivers and/or expense reimbursements will continue indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Further, any waivers and/or reimbursements made by SunAmerica with respect to a Portfolio pursuant to the Expense Limitation Agreement are subject to recoupment from the Portfolio within the two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of a Portfolio to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any. The potential recoupment is accounted for as a possible contingent liability that is not recordable on the balance sheet of a Portfolio until collection is probable, but will appear as footnote disclosure to the Portfolio’s financial statements. At such time as it appears probable that a Portfolio is able to effect such recoupment and that SunAmerica intends to seek such recoupment, the amount of the recoupment will be accrued as an expense of the Portfolio for that current period.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus and/or the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118SDG_2-18 SUP1_SDGSP_2-18 SUP1_SDGSAI_2-18

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